Pension and Other Postretirement Benefits - Schedule of Net Benefit Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 0	$ 0	$ 0
Interest cost	5	7	7
Expected return on plan assets	(7)	(8)	(7)
Amortization of net actuarial loss (gain)	2	3	2
Amortization of prior service cost	0	0	0
Settlement expense (income)	0	3	0
Net periodic benefit cost	0	5	2
Postretirement Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	0	0	0
Interest cost	0	0	0
Expected return on plan assets	0	0	0
Amortization of net actuarial loss (gain)	(1)	(1)	0
Amortization of prior service cost	0	0	0
Settlement expense (income)	0	0	0
Net periodic benefit cost	(1)	(1)	0
Supplemental Retirement Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	0	0	0
Interest cost	1	1	1
Expected return on plan assets	0	0	0
Amortization of net actuarial loss (gain)	0	0	0
Amortization of prior service cost	0	0	0
Settlement expense (income)		0	0
Net periodic benefit cost	$ 1	$ 1	$ 1